Property and Equipment - Schedule of Property and Equipment (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ 3,289,219	R$ 3,325,535
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	93,285	71,591
Equipment and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	49,243	45,722
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,207	297
Furniture and fixture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,029	8,473
Aircraft equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,039,473	647,963
Aircraft and engines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,906,036	2,356,880
Advance payments for acquisition of aircrafts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	112,923	148,903
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	81,023	45,706
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,254,140	4,122,417
Cost [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	146,315	117,903
Cost [member] | Equipment and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	130,655	112,800
Cost [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,238	1,085
Cost [member] | Furniture and fixture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	18,797	17,190
Cost [member] | Aircraft equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,378,352	908,659
Cost [member] | Aircraft and engines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,382,837	2,770,171
Cost [member] | Advance payments for acquisition of aircrafts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	112,923	148,903
Cost [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	81,023	45,706
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(964,921)	(796,882)
Accumulated depreciation [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(53,030)	(46,312)
Accumulated depreciation [member] | Equipment and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(81,412)	(67,078)
Accumulated depreciation [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,031)	(788)
Accumulated depreciation [member] | Furniture and fixture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(13,768)	(8,717)
Accumulated depreciation [member] | Aircraft equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(338,879)	(260,696)
Accumulated depreciation [member] | Aircraft and engines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ (476,801)	R$ (413,291)